CERTIFICATION

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended (“1933 Act”), Neuberger Berman Equity Funds (1933 Act File No.002-11357; 1940 Act File No. 811-00582) (“Registrant”) hereby certifies (a) that the form of the prospectus and statement of additional information that would have been filed under Rule 497(c) under the 1933 Act with respect to Class A, Class C and Institutional Class shares of Neuberger Berman Global Equity Fund and Neuberger Berman Global Thematic Opportunities Fund, each a series of the Registrant, would not have differed from those contained in Post-Effective Amendment No. 156 (“Amendment No. 156”) to the Registrant’s Registration Statement and (b) that Amendment No. 156 was filed electronically.

Dated: June 30, 2011	By:	/s/ Claudia A. Brandon
Claudia A. Brandon
Executive Vice President and Secretary